Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 29, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill for the period from December 28, 2014 to March 29, 2015, by reportable segment, are as follows:

	North America	Europe	Asia/Pacific	Latin America	RIMEA	Total
	(In millions)
Balance at December 28, 2014	$10,102	$3,454	$1,034	$197	$172	$14,959
Translation adjustments	(102)	(183)	(50)	(38)	(9)	(382)
Other	—	11	—	—	—	11
Balance at March 29, 2015	$10,000	$3,282	$984	$159	$163	$14,588

Schedule of Finite-Lived Intangible Assets by Major Class
Other intangible assets at March 29, 2015 and December 28, 2014, subject to amortization expense, are as follows:

	March 29, 2015			December 28, 2014
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In millions)
Customer-related assets	$1,273	$(112)	$1,161	$1,315	$(99)	$1,216
Licenses	117	(35)	82	118	(31)	87
Other	15	(3)	12	15	(2)	13
	$1,405	$(150)	$1,255	$1,448	$(132)	$1,316